Document and Entity Information	0 Months Ended
Jul. 19, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 19, 2012
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Jul. 19, 2012
Document Effective Date	Jul. 19, 2012
Prospectus Date	Jul. 19, 2012